DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

Description of Business

Imperalis Holding Corp. (the “Company” or “IMHC”), a Nevada corporation formed on April 5, 2005, is a holding company headquartered at 11411 Southern Highlands Pkwy, Suite 240, Las Vegas, NV 89141. The Company seeks to acquire businesses with high growth potential in diverse industries to multiply rates of return through synergism and consolidating management and accounting information systems.

The Company also holds three subsidiaries whose operations are currently dormant, CannaCure Sciences, Inc., a Wyoming corporation, The Crypto Currency Mining Company, a Wyoming corporation, and Dollar Shots Club, Inc., a Nevada corporation.

Description of Business

Imperalis Holding Corp. (the “Company” or “IMHC”), a Nevada corporation formed on April 5, 2005, is a holding company headquartered in 11411 Southern Highlands Pkwy, Suite 240, Las Vegas, NV 89141. The Company seeks to acquire businesses with high growth potential in diverse industries to multiply rates of return through synergism and consolidating management and accounting information systems.

The Company also holds three subsidiaries whose operations are currently dormant, CannaCure Sciences, Inc., a Wyoming corporation, The Crypto Currency Mining Company, a Wyoming corporation, and Dollar Shots Club, Inc., a Nevada corporation.

Recapitalization and Reorganization

Recapitalization and Reorganization

On December 1, 2010, Coloured (US) Inc. (“COUS”), incorporated in the State of Nevada on April 5, 2005, entered into a stock exchange agreement with Credit, Money and Life Corp. (“CML”), incorporated in the State of Texas, and certain shareholders. Upon the exchange, CML became a wholly-owned subsidiary of COUS. Pursuant to the stock exchange agreement, COUS issued 24,000,000 Rule 144 restricted COUS common shares to CML shareholders in exchange for a 100% equity interest in CML, making CML a wholly-owned subsidiary of COUS.

The above stock exchange transaction between COUS and CML resulted in those shareholders of CML obtaining a majority voting interest in COUS. Accounting principles generally accepted in the United States of America require that the company whose shareholders retain the majority interest in a combined business be treated as the acquirer for accounting purposes. Consequently, the stock exchange transaction was accounted for as a recapitalization of CML as CML acquired a controlling equity interest in COUS, as of December 1, 2010. The reverse acquisition process utilizes the capital structure of COUS and the assets and liabilities of CML recorded at historical cost.

On March 25, 2011, COUS changed its name to Imperalis Holding Corp.

On July 17, 2017, the controlling shareholders sold 16,000,000 shares of stock to a group led by Mr. Philippe Uhrik. Mr. Uhrik was elected chairman and president of the Company at a special meeting of the board of directors. The Board of Directors also cancelled the Series E Preferred Stock authorized and issued which was returned to the Company by the holder. A note payable to the former chairman was sold to the new controlling shareholders.

In connection with the sale of controlling stock, the Company sold the GPS tracking business and its subsidiaries to the former chairman. The transaction was accounted for as effective August 1, 2017.

On December 28, 2017, the Company issued 56,996,444 shares of common stock to acquire 100% of the outstanding shares of Crypto Mining Company, Inc. As part of this transaction, a shareholder returned 13,900,000 shares of common stock, which was subsequently cancelled. On February 22, 2018, the Company issued 2,392,050 shares of common stock for 100% of the issued and outstanding shares of Dollar Shot Club, Inc.

On April 29, 2019, the Company closed a Share Exchange Agreement (the “Agreement”) with CannaCure Sciences, Inc., a Wyoming corporation (“CannaCure”). Under the Agreement, we acquired all of the issued and outstanding capital stock of CannaCure in exchange for issuance to the former shareholders of CannaCure, on a pro rata basis, of 60,000,000 shares of newly issued common stock. Our President, CEO, and majority shareholder, Vincent Andreula, is also the President of CannaCure and was a 50% shareholder of CannaCure prior to the acquisition. The acquisition of CannaCure was not accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The transaction was accounted for as common control transaction due to the related party and common control relationships held between Mr. Andreula, the Company and CannaCure. The assets and liabilities of CannaCure transferred over to the Company at their historical values which were insignificant.

The operations of Crypto Mining Company are consolidated with the Company after December 20, 2017.

Entry into a Material Definitive Agreement

Entry into a Material Definitive Agreement

On December 15, 2021, the Company entered into an exchange agreement (the “Exchange Agreement”) with Digital Power Lending, LLC (“DPL”), pursuant to which the Company issued a convertible promissory note (the “Convertible Note”) to DPL, in the principal amount of $101,529, in exchange for those certain promissory notes dated August 18, 2021 and November 5, 2021 (the “Promissory Notes”) issued to DPL in the aggregate principal amount of $100,000, which Promissory Notes had accrued interest of $1,529 as of the closing date. The Convertible Note accrues interest at 10% per annum, is due on December 15, 2023, and the principal, together with any accrued but unpaid interest on the amount of principal, is convertible into shares of the Company’s common stock, $0.001 par value per share at DPL’s option at a conversion price of $0.01 per share.

Changes in Control of Registrant

Changes in Control of Registrant

On December 16, 2021, Vincent Andreula, Michael Andreula and Kristie Andreula, each a stockholder of the Company (collectively, the “Sellers”), entered into a stock purchase agreement (the “Stock Purchase Agreement”) with BitNile, Inc. (“BitNile”). Pursuant to the Stock Purchase Agreement, BitNile purchased 129,363,756 shares of common stock from the Sellers in consideration for $200,000. Upon the closing of the Stock Purchase Agreement, BitNile owned approximately 80% of the Company’s common stock, resulting in a change in control of the Company.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”), including the instructions to Form 10-Q and Regulation S-X. Certain information and note disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), have been condensed or omitted from these statements pursuant to such rules and regulations and, accordingly, they do not include all the information and notes necessary for comprehensive financial statements and should be read in conjunction with our audited financial statements for the year ended December 31, 2021 included with our Form 10-K filed with the SEC on April 7, 2022.

In the opinion of management, all adjustments, which are of a normal recurring nature, considered necessary for the fair presentation of financial statements for the interim period have been included.

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars, in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include 100% of the assets, liabilities, revenues, expenses, and cash flows of Imperalis Holding Corp., CannaCure Sciences Inc., The Crypto Currency Mining Company and Dollar Shots Club, Inc. The operations of CannaCure Sciences Inc., The Crypto Currency Mining Company and Dollar Shots Club, Inc. are currently dormant. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Consolidation

The consolidated financial statements include 100% of the assets, liabilities, revenues, expenses, and cash flows of Imperalis Holding Corp., CannaCure Sciences Inc., The Crypto Currency Mining Company and Dollar Shots Club, Inc. The operations of CannaCure Sciences Inc., The Crypto Currency Mining Company and Dollar Shots Club, Inc. are currently dormant. All intercompany accounts and transactions have been eliminated in consolidation. The results of subsidiaries acquired during the respective periods are included in the consolidated statements of operations from the effective date of the acquisition.

Risk and Uncertainties

Risk and Uncertainties

The Company’s business has been disrupted and materially adversely affected by the outbreak of COVID-19. As a result of measures imposed by the governments in affected regions, businesses and schools have been suspended due to quarantines intended to contain this outbreak and many people have been forced to work from home in those areas. The spread of COVID-19 from China to other countries has resulted in the Director General of the World Health Organization declaring the outbreak of COVID-19 as a Public Health Emergency of International Concern, based on the advice of the Emergency Committee under the International Health Regulations (2005), and the Centers for Disease Control and Prevention in the U.S. issued a warning on February 25, 2020 regarding the likely spread of COVID-19 to the U.S. While the COVID-19 outbreak is no longer in its early stages, international stock markets continue to reflect the uncertainty associated with the slow-down in the American economy and the reduced levels of international travel experienced since the beginning of January and the significant volatility in the Dow Industrial Average throughout 2020 was largely attributed to the effects of COVID-19. The Company continues to monitor and assess its business operations and system supports and the impact COVID-19 may have on its results and financial condition, but there can be no assurance that this analysis will enable the Company to avoid part or all of any impact from the continuing spread of COVID-19 or its consequences, including downturns in business sentiment generally or in the Company’s sectors in particular.

The COVID-19 global pandemic has been unprecedented and unpredictable and is likely to continue to result in significant national and global economic disruption, which may adversely affect the Company’s business prospects. Based on the Company’s current assessment, however, the Company does not expect any material impact on its long-term strategic plans, its operations, or its liquidity due to the worldwide spread of the COVID-19 virus. However, the Company is actively monitoring this situation and the possible effects on its financial condition, liquidity, operations, suppliers, and industry.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the accompanying consolidated financial statements include accounting for depreciation and amortization, equity transactions, and contingencies.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the accompanying consolidated financial statements include accounting for depreciation and amortization, intangible assets, business combinations, equity transactions, and contingencies.

Cash

Cash

The Company considers all highly liquid accounts with an original maturity date of three months or less to be cash equivalents. The Company maintains bank accounts in U.S. banks which, at times, may exceed federally insured limits. The Company has not experienced any losses on such accounts and believes it is not exposed to any significant risk on bank deposit accounts.

Cash

The Company considers all highly liquid accounts with an original maturity date of three months or less to be cash equivalents. The Company maintains bank accounts in US banks which, at times, may exceed federally insured limits. The Company has not experienced any losses on such accounts and believes it is not exposed to any significant risk on bank deposit accounts.

At December 31, 2021, the Company had cash and cash equivalents held in Trust Account of $6,769 designated for the payment of certain payable invoices. No cash and cash equivalents held in Trust Account existed as of December 31, 2020.

Net Income (Loss) per Share

Net Income (Loss) per Share

In accordance with Accounting Standards Codification (“ASC”) 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common stock outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common stock had been issued and if the additional shares of common stock were dilutive. The Company had 20,991,730 and 18,143,200 of potential common stock equivalents outstanding as of June 30, 2022 and 2021, respectively, related to convertible notes payable and accrued interest.

Net Income (Loss) per Share

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common stock outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common stock had been issued and if the additional shares of common stock were dilutive. The Company has 19,867,774 and 17,415,774 of potential common stock equivalents outstanding during the periods ended December 31, 2021 and 2020 related to convertible notes payable and accrued interest, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based transactions in which the Company receives services from employees, non-employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date in accordance with ASC 718 – Compensation-Stock Compensation.

Stock-Based Compensation

The Company accounts for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date in accordance with ASC 718 – Compensation-Stock Compensation.

Income Taxes

Income Taxes

The Company has adopted ASC 740, Income Taxes (“ASC 740”), which requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Income Taxes

The Company has adopted ASC 740, Income Taxes, which requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on the straight-line method. The depreciation and amortization methods are designed to amortize the cost of the assets over their estimated useful lives, in years, of the respective assets as follows:

Equipment	5-7 years

Maintenance and repairs are charged to expense as incurred. Improvements of a major nature are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any gains or losses are reflected in income. During the year ended December 31, 2021, the Company wrote-off property and equipment, net of $2,323.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Under ASC 606, the Company recognizes revenue from the sale of its Retail products by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company analyzes its long-lived assets for potential impairment. Impairment losses are recorded on long-lived assets when indicators of impairment are present and undiscounted cash flows estimated to be held and used are adjusted to their estimated fair value, less estimated selling expenses. During the six months ended June 30, 2022 and 2021, the Company recognized no impairment of fixed assets and intangibles.

Impairment of Long-lived Assets

The Company analyzes its long-lived assets for potential impairment. Impairment losses are recorded on long-lived assets when indicators of impairment are present and undiscounted cash flows estimated to be held and used are adjusted to their estimated fair value, less estimated selling expenses. During the year ended December 31, 2021, the Company recognized write-off of property & equipment and intangibles of $1,748 and $7,000, respectively. During the year ended December 31, 2020, the Company recognized no impairment of fixed assets and intangibles.

New Accounting Pronouncements	New Accounting Pronouncements Certain new accounting pronouncements that have been issued are not expected to have a material effect on the Company’s financial statements.	New Accounting Pronouncements Certain new accounting pronouncements that have been issued are not expected to have a material effect on our financial statements.
Inventory

Inventory

Inventory is valued at the lower of cost or net realizable value using the first-in, first-out (FIFO) method. Inventory at December 31, 2020 of $10,926 consisted of various CBD oils, body scrubs and packaging. During the year ended December 31, 2021, the Company wrote-off expired inventory of $10,911.